LEASES LEASES - Supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating Lease, Payments	$ 7,335	$ 0	$ 0
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 64,902